Consolidated Statements of Financial Position (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement of financial position [abstract]
Assets pledged that secured parties are permitted to sell or repledge amount current	¥ 85,494	¥ 94,147
Assets pledged that secured parties are permitted to sell or repledge amount noncurrent	¥ 2,427,446	¥ 2,700,603